Summary of Significant Accounting Policies (Narrative) (Details) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended										12 Months Ended			3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) instrument	Dec. 31, 2011 USD ($) instrument	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member] entity	Dec. 31, 2010 Variable Interest Entity, Primary Beneficiary [Member]	Dec. 31, 2011 Foreign Subsidiaries [Member] USD ($)	Dec. 31, 2010 Foreign Subsidiaries [Member] USD ($)	Dec. 31, 2011 Fund for Construction Loan [Member] USD ($)	Dec. 31, 2011 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2010 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2009 Assets Held under Capital Leases [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Percentage of Completion Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Installment Method [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Performance Based Incentives [Member] USD ($)	Dec. 31, 2011 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2010 Solar Energy [Member] Renewable Energy Credits [Member] USD ($)	Dec. 31, 2011 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Solar Energy [Member] Percentage of Completion Method [Member]	Dec. 31, 2011 Minimum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Solar Energy [Member] Renewable Energy Credits [Member]	Dec. 31, 2011 Meike Joint Venture [Member] USD ($)	Dec. 31, 2011 Meike Joint Venture [Member] USD ($)	Dec. 31, 2010 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] USD ($)	Dec. 31, 2009 Q-Cells SE [Member] EUR (€)	Dec. 31, 2010 Other Income [Member] Q-Cells SE [Member] USD ($)	Dec. 31, 2006 Suntech Warrant [Member] USD ($)
Significant Accounting Policies [Line Items]
Variable Interest Entity, Number Of Entities						4	3	8
Cash and Cash Equivalents, at Carrying Value	$ 585.8	$ 585.8	$ 707.3	$ 632.7	$ 988.3				$ 64.2	$ 101.3
Restricted Cash and Cash Equivalents											54.6
Allowance for Doubtful Accounts Receivable	4.9	4.9	7.8
Provision for Doubtful Accounts		1.4	(1.4)	4.2
Allowance for Doubtful Accounts Receivable, Charge-offs		4.3	0.7
Equity Method Investment, Minimum Ownership Percentage	20.00%	20.00%
Equity Method Investment, Other than Temporary Impairment																											67.3
Cost-method Investments, Other than Temporary Impairment	11.6
Investment/JV impairments	78.9	78.9	0	0											78.9
Depreciation		217.7	158.9	123.6								9.7	4.5	0.6
Interest Costs, Capitalized During Period		18.1	5.1	0.4
Assets impairment charges	365.4	381.7	0	24.6											358.0													52.1
Revenue Recognition, Integral Equipment, Removal And Reinstallation Costs To Fair Value Of Equipment, Percent																							10.00%
Revenue Recognition, Construction Period																							3 months
Revenues		2,268.0	1,996.4	1,008.9												54.3	28.5	24.3	18.6	15.1	7.5
Revenue Recogniztion, Contractual Arrangements, Period																								5 years		10 years
Capital Lease Classification, Term of Lease To Estimated Economic Life, Percent																						75.00%
Derivative Instruments, Exercise Period																																	5 years
Derivative Instruments, Exercisable Annual Percentage																																	20.00%
Derivative Instruments, Exercisable Period																																	5 years
Derivative Instruments, Estimated Grant Date Fair Value																																	66.6
Unrealized Gain (Loss) on Derivatives		4.8	14.0	(5.4)
Foreign Currency Transaction Loss, before Tax		4.7	0.5	0.8
Number of Interest Rate Derivatives Held	3	3
Payments to Acquire Equity Method Investments		50.4	18.8	121.7																								17.8		105.0	72.5
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives			377.3																												70.0
Gain on Discontinuation of Cash Flow Hedge Due to Forecasted Transaction Probable of Not Occurring																																17.3
Income (Loss) from Equity Method Investments		(62.8)	7.2	(11.8)																									14.3
Lease Term Period																						20 years			25 years
Percentage That Tax Position More Likely Than Not To Be Realized																						50.00%
Shipping, Handling and Transportation Costs		$ 22.0	$ 20.7	$ 9.4